Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_AnnualReturn2005]			0.1349
[rr_AnnualReturn2006]			0.2976
[rr_AnnualReturn2007]			0.1714		0.2268
[rr_AnnualReturn2008]			(0.4992)		(0.4861)
[rr_AnnualReturn2009]			0.4521		0.3832
[rr_AnnualReturn2010]			0.1513		0.1487
[rr_AnnualReturn2011]			(0.1351)		(0.2042)
[rr_AnnualReturn2012]			0.1537		0.1733
[rr_AnnualReturn2013]			0.3445		0.2085
[rr_AnnualReturn2014]			0.0251		(0.0305)
[rr_AverageAnnualReturnInceptionDate]							Feb. 25, 2007	Dec. 29, 2006	Dec. 29, 2006	Dec. 29, 2006	Dec. 31, 2009
[rr_AverageAnnualReturnSinceInception]					0.0054							0.0213		0.0001		(0.0015)		0.0463		0.0138	0.0057	0.0051
[rr_AverageAnnualReturnYear01]			(0.0236)		(0.0766)							0.0280		(0.0814)		(0.0518)		(0.0276)		(0.0387)	(0.0415)	(0.0763)	(0.0290)		0.0055		0.0416	(0.0113)	(0.0252)
[rr_AverageAnnualReturnYear05]			0.0856		0.0366							0.0990		0.0281		0.0316		0.0463		0.0443	0.0298	0.0362	0.0793		0.0858		0.0917	0.0684	0.0844
[rr_AverageAnnualReturnYear10]			0.0658																				0.0631		0.0605		0.0609	0.0543	0.0649
[rr_BarChartAndPerformanceTableHeading]	Performance Results	Performance Results
[rr_BarChartClosingTextBlock]								Highest/Lowest quarterly results during this time period were: Highest quarter 29.52% for the quarter ended June 30, 2009 Lowest quarter (24.95)% for the quarter ended September 30, 2011																						Highest/Lowest quarterly results during this time period were: Highest quarter 32.48% for the quarter ended June 30, 2009 Lowest quarter (22.95)% for the quarter ended December 31, 2008
[rr_BarChartDoesNotReflectSalesLoads]	Results do not include a sales charge. If a sales charge were included, results would be lower.	Results do not include a sales charge. If a sales charge were included, results would be lower.
[rr_BarChartHeading]	Calendar Year Total Returns for Class A Shares	Calendar Year Total Returns for Class A Shares
[rr_BarChartHighestQuarterlyReturn]			0.3248		0.2952
[rr_BarChartHighestQuarterlyReturnDate]								Jun. 30, 2009																						Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]			(0.2295)		(0.2495)
[rr_BarChartLowestQuarterlyReturnDate]								Sep. 30, 2011																						Dec. 31, 2008
[rr_BarChartNarrativeTextBlock]

The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

During the period from inception (December 22, 2004) through December 29, 2006, only the directors, officers and employees of Davis Global Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex US, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

During the period from inception (December 29, 2006) through December 30, 2009, only the directors, officers and employees of Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

[rr_BarChartTableTextBlock]	~ http://xbrl.sec.gov/rr/role/BarChartData column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/BarChartData column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_DistributionAndService12b1FeesOverAssets]			0.0017		0.0019							0.0000		0.0100		0.0100		0.0000					0.0100		0.0100
[rr_ExpenseBreakpointDiscounts]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																															100,000	100,000
[rr_ExpenseExampleHeading]	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleNoRedemptionYear01]																																	568	229	186	70	589	429	258	84
[rr_ExpenseExampleNoRedemptionYear03]																																	766	706	576	221	829	1,295	793	262
[rr_ExpenseExampleNoRedemptionYear05]																																	981	1,210	990	384	1,088	2,174	1,355	455
[rr_ExpenseExampleNoRedemptionYear10]																																	1,597	2,111	2,148	859	1,828	3,457	2,885	1,014
[rr_ExpenseExampleWithRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleYear01]																																	568	629	286	70	589	829	358	84
[rr_ExpenseExampleYear03]																																	766	1,006	576	221	829	1,595	793	262
[rr_ExpenseExampleYear05]																																	981	1,410	990	384	1,088	2,374	1,355	455
[rr_ExpenseExampleYear10]																																	1,597	2,111	2,148	859	1,828	3,457	2,885	1,014
[rr_ExpenseHeading]	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 22 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 22 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 52.
[rr_ExpensesOverAssets]			0.0096		0.0117							0.0069		0.0427		0.0255		0.0082					0.0226		0.0183
[rr_FeeWaiverOrReimbursementOverAssets]			0.0000	[footnote_exp_cap]	0.0000	[footnote_exp_cap]						0.0000	[footnote_exp_cap]	(0.0197)	[footnote_exp_cap]	(0.0025)	[footnote_exp_cap]	0.0000	[footnote_exp_cap]				0.0000	[footnote_exp_cap]	0.0000	[footnote_exp_cap]
[rr_HighestQuarterlyReturnLabel]								Highest quarter																						Highest quarter
[rr_LowestQuarterlyReturnLabel]								Lowest quarter																						Lowest quarter
[rr_ManagementFeesOverAssets]			0.0055		0.0055							0.0055		0.0055		0.0055		0.0055					0.0055		0.0055
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]			0.0475		0.0475							0.0000		0.0000		0.0000		0.0000					0.0000		0.0000
[rr_MaximumDeferredSalesChargeOverOther]			0.0050		0.0050							0.0000		0.0400		0.0100		0.0000					0.0400		0.0100
[rr_NetExpensesOverAssets]			0.0096		0.0117							0.0069		0.0230		0.0230		0.0082					0.0226		0.0183
[rr_ObjectiveHeading]	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]	Davis Global Fund's investment objective is long-term growth of capital.	Davis International Fund's investment objective is long-term growth of capital.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]			0.0024		0.0043							0.0014		0.0272		0.0100		0.0027					0.0071		0.0028
[rr_PerformanceAvailabilityPhone]	1-800-279-0279	1-800-279-0279
[rr_PerformanceAvailabilityWebSiteAddress]	www.davisfunds.com	www.davisfunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year.	The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year.
[rr_PerformancePastDoesNotIndicateFuture]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableDoesReflectSalesLoads]	(With Maximum Sales Charges)	(With Maximum Sales Charges)
[rr_PerformanceTableHeading]	Davis Global Fund Average Annual Total Returns for the periods ended December 31, 2012	Davis International Fund Average Annual Total Returns for the periods ended December 31, 2012
[rr_PerformanceTableNotRelevantToTaxDeferred]	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
[rr_PerformanceTableTextBlock]	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~
[rr_PerformanceTableUsesHighestFederalRate]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																									0.3300	0.4400
[rr_PortfolioTurnoverTextBlock]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
[rr_RedemptionFeeOverRedemption]			(0.0200)		(0.0200)							(0.0200)		(0.0200)		(0.0200)		(0.0200)					(0.0200)		(0.0200)
[rr_RiskHeading]	Principal Risks of Investing in Davis Global Fund	Principal Risks of Investing in Davis International Fund
[rr_RiskLoseMoney]	Your investment is not guaranteed and you may lose money.	Your investment is not guaranteed and you may lose money.
[rr_RiskNarrativeTextBlock]

You may lose money by investing in Davis Global Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

You may lose money by investing in Davis International Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalizationcompanies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
[rr_RiskNotInsuredDepositoryInstitution]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
[rr_RiskReturnHeading]	Fund Summary: Davis Global Fund	Fund Summary: Davis International Fund
[rr_ShareholderFeesCaption]	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact dgif_S000003441Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact dgif_S000014591Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions the Fund will invest in issuers representing at least three different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis International Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions the Fund will invest in issuers representing at least three different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

[rr_StrategyPortfolioConcentration]	The Fund does not concentrate in any particular industry.	The Fund does not concentrate in any particular industry.